PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 4,273	$ 6,024
Depreciation and amortization expense	109	233	$ 342
Disposals of property, plant and equipment	221
Gain from sell of equipment recorded as other income	54	$ 4	$ 55
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	1,640
Accumulated depreciation	$ 1,640